Expense Example, No Redemption - Federated Hermes Real Return Bond Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years
USD ($)	603	923	1,267	2,233	235	724	1,240	2,656	134	418	723	1,590